Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of deferred tax assets and liabilities

	Years Ended December 31,
	2012	2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(64,437)	$(37,072)
Other	(10,162)	-
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674	-
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax assets (liabilities)	$-	$-

Summary of reconciliation of federal income tax provision from continuing operations at statutory rate

	Years Ended December 31,
	2012	2011
Federal income tax benefit at statutory rate	$(1,410,724)	$(557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(598,095)	(153,636)
Change in deferred tax asset valuation allowance	1,994,482	702,147
Stock based compensation	-	-
Non-deductible expenses	14,337	9,380
Other	-	-
Income Tax Expense	$-	$-